Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred revenue, primarily for games				¥ 95,806	¥ 90,311
Accrued expenses and other payables				82,351	25,984
Advertising expenses in excess of deduction limit				7,507	312
Net operating tax loss carry forwards				360,975	176,439
Others				1,199	909
Total deferred tax assets				547,838	293,955
Less: valuation allowance	¥ (537,359)	¥ (157,264)	¥ (157,264)	(537,359)	(293,955)
Net deferred tax assets				¥ 10,479	¥ 0
Movement of the aggregate valuation allowances for deferred tax assets
Balance at January 1	(293,955)	(157,264)	(183,091)
Re-measurement due to applicable preferential tax rate for HNTE	0	22,502	23,074
Addition	(248,896)	(159,690)	(962)
Expiration of loss carry forward and impact of disposal of subsidiaries	5,492	497	3,715
Balance at December 31	¥ (537,359)	¥ (293,955)	¥ (157,264)